Amount Due to Directors	12 Months Ended
Mar. 31, 2026
Amount Due to Director [Abstract]
AMOUNT DUE TO DIRECTORS
13	AMOUNT DUE TO DIRECTORS

Amount due to directors represents unsecured advances, which are non-interest bearing and repayable within the next twelve (12) months.

Information of financial risks of the amounts due to directors were disclosed in Note 28 to the financial statements.